UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/10

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Semi-Annual Report

June 30, 2010

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

June 30, 2010

The first Quarter of 2010 showed a continuance from 2009 of the advance in the stock market. However, in May and June, equity markets fell sharply, leaving the market down for the year.

In the beginning of May, several of our trend-following models became defensive and moved to cash, signaling that the uptrend in the equity markets had been interrupted. As of June 30, our only trend-following models that were invested in the market were High Yield Municipal Bonds and Inflation Protected Bonds. Once our remaining models signal that an uptrend has resumed, we will re-enter that market segment. As for our individual stock investments, we are seeing a continuation of only a few stocks being selected by our financial statement analysis models, which has been the case for some time now. As of June 30, we held positions in only three stocks.

The 6-month return of the Adaptive Allocation Portfolio during this period was +2.2%, compared to the S&P 500 at -6.6%.  For the past 12 months, the Portfolio was +27.1%, whereas the S&P 500 was +14.4% and, since inception (May 22, 2007), the Portfolio’s annualized return was -0.6%, while the S&P 500 was -9.8%.

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2010 is 3.04%. The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses. For performance information current to the most recent month-end, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks. Mutual Fund investing involves risk including loss of principal. Investments in derivative securities may be more volatile and less liquid than traditional securities and the Portfolio could suffer losses on its derivative positions. An investor should also consider the Portfolio's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Portfolio is contained in the Portfolio's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1-866-263-9260. Please read the prospectus carefully before investing. The Adaptive Allocation Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org 1160-NLD-8/11/2010

Adaptive Allocation Portfolio
PORTFOLIO REVIEW
June 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending June 30, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - June 30, 2010
Adaptive Allocation Portfolio	2.20%	27.08%	(0.63%)
S&P 500 Total Return Index	(6.65%)	14.43%	(9.84%)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for previous greater than one year are annualized.

** Inception date is May 22, 2007

Top Industries			% of Net Assets
Mutual Funds			25.4%
Biotechnology			2.0%
Insurance			2.0%
Pharmaceuticals			2.0%
Other, Cash & Cash Equivalents			68.6%
			100.0%

Please refer to the Portfolio of Investments in this Semi Annual report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares		Value
	COMMON STOCK - 6.0%
	BIOTECHNOLOGY - 2.0%
6,129	Alexion Pharmaceuticals, Inc. *	$ 313,743

	INSURANCE - 2.0%
5,769	RenaissanceRe Holdings Ltd.	324,622

	PHARMACEUTICALS - 2.0%
5,576	Cephalon, Inc. *	316,438

	TOTAL COMMON STOCK (Cost - $961,870)	954,803

	MUTUAL FUNDS - 25.4%
	DEBT FUND - 25.4%
103,716	Nuveen High Yield Municipal Bond Fund	1,603,451
95,299	Vanguard Inflation-Protected Securities Fund	2,428,218
	TOTAL MUTUAL FUNDS (Cost - $3,811,130)	4,031,669

	SHORT-TERM INVESTMENTS - 68.8%
	MONEY MARKET FUND - 68.8%
3,039,324	Fidelity Institutional Money Market Funds - Treasury Only Portfolio 0.04% **	3,039,324
3,000,000	Goldman Sachs Financial Square Funds - Federal Fund 0.01% **	3,000,000
1,893,931	Goldman Sachs Financial Square Funds - Government Fund 0.01% **	1,893,931
3,000,000	Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.01% **	3,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,933,255)	10,933,255

	TOTAL INVESTMENTS - 100.2% (Cost - $15,706,255) (a)	$ 15,919,727
	OTHER LIABILITIES LESS ASSETS - (0.2%)	(30,107)
	NET ASSETS - 100.0%	$ 15,889,620

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2010.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 223,733
	Unrealized depreciation	(10,261)
	Net unrealized appreciation	$ 213,472

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 15,706,255
At value	$ 15,919,727
Dividends and interest receivable	9,257
Prepaid expenses and other assets	38
TOTAL ASSETS	15,929,022

LIABILITIES
Investment advisory fees payable	14,275
Payable for fund shares redeemed	624
Fees payable to other affiliates	8,247
Distribution (12b-1) fees payable	3,569
Shareholder servicing fee	3,569
Accrued expenses and other liabilities	9,118
TOTAL LIABILITIES	39,402
NET ASSETS	$ 15,889,620

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 16,354,752
Accumulated net investment loss	(104,459)
Accumulated net realized loss from security transactions	(574,145)
Net unrealized appreciation of investments	213,472
NET ASSETS	$ 15,889,620

Shares of beneficial interest outstanding	1,627,249

Net asset value (Net assets/shares outstanding), offering and redemption price per share	$ 9.76

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $527 of foreign tax withheld)	$ 73,064
Interest	225
TOTAL INVESTMENT INCOME	73,289

EXPENSES
Investment advisory fees	77,653
Distribution (12b-1) fees	19,414
Shareholder servicing fees	19,414
Administrative services fees	14,446
Professional fees	10,990
Accounting services fees	11,887
Transfer agent fees	8,215
Compliance officer fees	4,221
Trustees' fees and expenses	4,957
Custodian fees	1,694
Printing and postage expenses	1,565
Insurance expense	286
TOTAL EXPENSES	174,742
Less: Waiver of Distribution (12b-1) fees	(1,133)
NET EXPENSES	173,609
NET INVESTMENT LOSS	(100,320)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	3,693,102
Net change in unrealized appreciation (depreciation) from security transactions	(3,266,585)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	426,517

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 326,197

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
FROM OPERATIONS
Net investment loss	$ (100,320)	$ (21,501)
Net realized gain (loss) from security transactions	3,693,102	(760,178)
Net change in unrealized appreciation (depreciation)
from security transactions	(3,266,585)	3,373,434
Net increase in net assets resulting from operations	326,197	2,591,755

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,941,635	708,994
Payments for shares redeemed	(1,365,497)	(1,838,307)
Net increase (decrease) in net assets from shares of beneficial interest	576,138	(1,129,313)

TOTAL INCREASE IN NET ASSETS	902,335	1,462,442

NET ASSETS
Beginning of Period	14,987,285	13,524,843
End of Period*	$ 15,889,620	$ 14,987,285
* Includes accumulated net investment loss of:	$ (104,459)	$ (4,139)

SHARE ACTIVITY
Shares Sold	197,006	94,267
Shares Redeemed	(139,272)	(235,081)
Net increase (decrease) in shares of beneficial interest outstanding	57,734	(140,814)

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six		For the Year	For the Year	For the Period
	Months Ended		Ended	Ended	Ended
	June 30, 2010		December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007(1)

Net asset value, beginning of period	$ 9.55		$ 7.91	$ 9.69	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.06)		(0.01)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	0.27		1.65	(1.67)	(0.35)
Total from investment operations	0.21		1.64	(1.74)	(0.31)

Less distributions from:
Net investment income	-		-	(0.04)	-

Net asset value, end of period	$ 9.76		$ 9.55	$ 7.91	$ 9.69

Total return	2.20%	(3)	20.73%	(17.99%)	(3.10%)	(3)

Net assets, end of period (000s)	$ 15,890		$ 14,987	$ 13,525	$ 16,409

Ratio of gross expenses to average net assets (4,5)	2.25%	(6)	2.40%	2.41%	2.42%	(6)

Ratio of net expenses to average net assets (4)	2.23%	(6)	2.39%	2.38%	2.40%	(6)

Ratio of net investment income (loss) to average net assets (4,7)	(1.29)%	(6)	(0.16)%	(0.77%)	0.59%	(6)

Portfolio Turnover Rate	61%	(3)	203%	700%	342%	(3)

(1)	Adaptive Allocation Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates..
(6) Annualized.
(7)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and unit investment trusts and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 954,803	$ -	$ -	$ 954,803
Mutual Funds	4,031,669	-	-	4,031,669
Money Market Funds	-	10,933,255	-	10,933,255
Total	$ 4,986,472	$ 10,933,255	$ -	$ 15,919,727

                                    The Portfolio did not hold any Level 3 securities during the year.

                                    * Refer to the Portfolio of Investments for industry classification.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 and 2008), or expected to be taken in the Portfolio’s 2009 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Maryland and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and options, amounted to $6,222,383 and $13,851,774, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Advisor may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. The advisor waived service fees in the amount of $1,133 for the six months ended June 30, 2010.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $27,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2010 were $600. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2010, the Portfolio incurred expenses of $4,221 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the six months ended June 30, 2010, the Portfolio paid GemCom $3,358 for EDGAR and printing services performed.  Such fees are included in the line item “Printing & Postage Expenses” on the Statement of Operations in this shareholder report.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2010, Midland Life Insurance Company held 100% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions for the following periods was as follows:

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $4,139.

Capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer $11,595 of such capital losses.

At December 31, 2009, the Portfolio had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains, if any:

Permanent book and tax differences due to net operating losses resulted in reclassification for the period ended December 31, 2009 as follows: a decrease in paid-in capital of $21,834 and a decrease in accumulated net investment losses of $21,834.

7.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Portfolio is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

 Adaptive Allocation Portfolio

EXPENSE EXAMPLES

June 30, 2010 (Unaudited)

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period 1/1/10 – 6/30/10*
Actual	$1,000.00	$1,022.00	$11.18
Hypothetical (5% return before expenses)	$1,000.00	$1,013.74	$11.13

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.23%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolio is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolio believes that you should be aware of policies to protect the confidentiality of that information.

The Portfolio collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolio does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolio is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolio restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolio maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/26/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/10